UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:             Roumell Asset Management, LLC
     Address:          2 Wisconsin Circle
                       Suite 660
                       Chevy Chase, MD 20815
     13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  James Roumell
Title:                 President/Chief Compliance Officer
Phone:                 301-656-8500
Signature,             Place,                       and Date of Signing:
James Roumell          Chevy Chase, Maryland        August 8, 2006

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      34
Form 13F Information Table Value Total:      $183839

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
			  	TITLE		         VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER	   VOTING AUTHORITY
NAME OF ISSUER			OF CLASS      CUSIP	(x$1000)PRN AMT	PRN CALL DSCRETN  MGRS	SOLE	SHARED	NONE
----------------------------	---------- -----------	-------	-------	--- ---- -------- -----	------	------	------
AMERICAN SELECT PORT		COM	    029570108	1668	144906  SH	SOLE			144906
AMERICAN STRATEGIC INC		COM	    030098107	1094	103300  SH	SOLE			103300
AMERICAN STRATEGIC INC		COM	    03009T101	5043	395014  SH	SOLE			395014
BERKSHIRE HATHAWAY INC		CL B	    084670207	9865	3241	SH	SOLE			3241
CAPITAL SOUTHWEST CO    	COM	    140501107	21747	207447  SH	SOLE			207447
COMSTOCK RES INCORP     	COM NEW	    205768203	5922	198933  SH	SOLE			198933
CONCORD CAMERA CORP		COM	    206156101	607	953367  SH	SOLE			953367
DELL INC			COM	    24702R101	6066	255870  SH	SOLE			255870
ENTRUST INCORPORATED    	COM	    293848107	3900	1184100	SH	SOLE			1184100
FRANKLIN UNVL TRSH BEN		SH BEN INT  355145103	1533	243988	SH	SOLE			243988
INFOSPACE INC	 		COM NEW	    45678T201	3860	171207	SH	SOLE			171207
INTEL CORPORATION       	COM	    458140100	7456	398154	SH	SOLE			398154
KVH INDUSTRIES INC		COM	    482738101	4814	410350	SH	SOLE			410350
KEYNOTE SYSTEMS INC    		COM	    493308100	4956	477350	SH	SOLE			477350
KITE RLTY GROUP TR REIT 	COM	    49803T102	1263	81250   SH	SOLE			81250
MBIA INC                	COM	    55262C100	6773	115551  SH	SOLE			115551
MANUGISTICS GROUP INC   	NOTE 5%	    565011AB9	1689	1700000 PRN	SOLE			1700000
MICROSOFT CORP			COM	    594918104	6818	289915  SH	SOLE			289915
O CHARLEYS INCORPORA    	COM	    670823103	5967	356016  SH	SOLE			356016
ODYSSEY RE HLDGS CORP   	COM	    67612W108	6973	263310  SH	SOLE			263310
PMI GROUP INC           	COM	    69344M101	6309    143281  SH	SOLE			143281
PIONEER NAT RES COMP    	COM	    723787107	10005   216719  SH	SOLE			216719
PUTNAM HIGH YIELD MUN   	SH BEN INT  746781103	2528    371183  SH	SOLE			371183
PUTNAM MANAGED HIGH		SH BEN INT  746819101	11494   1315823 SH	SOLE			1315823
PUTNAM TAX FREE HEALTH  	SH BEN INT  746920107	3317    273483  SH	SOLE			273483
QAD INCORPORATED        	COM	    74727D108	5390    699428  SH	SOLE			699428
SELIGMAN QUALITY MUN FD 	COM	    816343107	183	14550   SH	SOLE			14550
SPECTRALINK CORPORATION 	COM	    847580107	3306    383249  SH	SOLE			383249
SPRINT NEXTEL CORP    		COM FON	    852061100	602	30100   SH	SOLE			30100
SUPERIOR INDUSTRIES INT		COM	    868168105	4302    235464  SH	SOLE			235464
TEJON RANCH CO DEL		COM	    879080109	12628   307392  SH	SOLE			307392
TOLL BROTHERS INC       	COM	    889478103	3980    155650  SH	SOLE			155650
TOPPS CO			COM	    890786106	4108    500476  SH	SOLE			500476
WASHINGTON POST COMP    	CL B	    939640108	7673    9867    SH	SOLE			9867